Summary of Significant Accounting Policies-Property and Equipment (Details)	12 Months Ended
Dec. 31, 2012
Building [Member]
Property, Plant and Equipment [Line Items]
Useful life	40 years
Gaming equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	10 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years